Long-term debt (Details) In Millions, unless otherwise specified					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2011 6.250% 10-year Notes (A) [Member] CAD	Dec. 31, 2010 6.250% 10-year Notes (A) [Member] CAD	Dec. 31, 2011 5.750% 5-year Notes (A) [Member] CAD	Dec. 31, 2010 5.750% 5-year Notes (A) [Member] CAD	Dec. 31, 2011 6.500% 10-year Notes (A) [Member] CAD	Dec. 31, 2010 6.500% 10-year Notes (A) [Member] CAD	Dec. 31, 2011 6.250% 10-year Medium Term Notes (A) [Member] CAD	Dec. 31, 2010 6.250% 10-year Medium Term Notes (A) [Member] CAD	Dec. 31, 2011 7.250% 10-year Notes (A) [Member] CAD	Dec. 31, 2010 7.250% 10-year Notes (A) [Member] CAD	Dec. 31, 2011 9.450% 30-year Debentures (A) [Member] CAD	Dec. 31, 2010 9.450% 30-year Debentures (A) [Member] CAD	Dec. 31, 2011 5.100% 10-year Debentures (A) [Member] CAD	Dec. 31, 2010 5.100% 10-year Debentures (A) [Member] CAD	Dec. 31, 2011 4.500% 10-year Debentures (A) [Member] CAD	Dec. 31, 2010 4.500% 10-year Debentures (A) [Member] CAD	Dec. 31, 2011 4.450% 12.5-year Notes (A) [Member] CAD	Dec. 31, 2010 4.450% 12.5-year Notes (A) [Member] CAD	Dec. 31, 2011 7.125% 30-year Debentures (A) [Member] CAD	Dec. 31, 2010 7.125% 30-year Debentures (A) [Member] CAD	Dec. 31, 2011 5.750% 30-year Debentures (A) [Member] CAD	Dec. 31, 2010 5.750% 30-year Debentures (A) [Member] CAD	Dec. 31, 2011 5.950% 30-year Notes (A) [Member] CAD	Dec. 31, 2010 5.950% 30-year Notes (A) [Member] CAD	Dec. 31, 2011 6.450% 30-year Notes (A) [Member] CAD	Dec. 31, 2010 6.450% 30-year Notes (A) [Member] CAD	Dec. 31, 2011 5.750% 30-year Debentures (A) [Member] CAD	Dec. 31, 2010 5.750% 30-year Debentures (A) [Member] CAD	Dec. 31, 2011 Secured Equipment Loan (B) [Member] CAD	Dec. 31, 2010 Secured Equipment Loan (B) [Member] CAD	Dec. 31, 2011 5.41% Senior Secured Notes (C) [Member] CAD	Dec. 31, 2010 5.41% Senior Secured Notes (C) [Member] CAD	Dec. 31, 2011 6.91% Secured Equipment Notes (D) [Member] CAD	Dec. 31, 2010 6.91% Secured Equipment Notes (D) [Member] CAD	Dec. 31, 2011 5.57% Senior Secured Notes (E) [Member] CAD	Dec. 31, 2010 5.57% Senior Secured Notes (E) [Member] CAD	Dec. 31, 2011 7.49% Equipment Trust Certificates (F) [Member] CAD	Dec. 31, 2010 7.49% Equipment Trust Certificates (F) [Member] CAD	Dec. 31, 2011 3.88% Senior Secured Notes Series A & B(G) [Member] CAD	Dec. 31, 2010 3.88% Senior Secured Notes Series A & B(G) [Member] CAD	Dec. 31, 2011 Other long-term loans (nil% - 5.50%) [Member] CAD	Dec. 31, 2010 Other long-term loans (nil% - 5.50%) [Member] CAD	Dec. 31, 2011 Obligations under capital leases (4.90% - 7.63%) (H) [Member] CAD	Dec. 31, 2010 Obligations under capital leases (4.90% - 7.63%) (H) [Member] CAD	Dec. 31, 2011 Obligations under capital leases (12.77%) (H) [Member] CAD	Dec. 31, 2010 Obligations under capital leases (12.77%) (H) [Member] CAD	Dec. 31, 2011 Perpetual 4% Consolidated Debenture Stock (USD) (I) [Member] CAD	Dec. 31, 2010 Perpetual 4% Consolidated Debenture Stock (USD) (I) [Member] CAD	Dec. 31, 2011 Perpetual 4% Consolidated Debenture Stock (GB) (I) [Member] CAD	Dec. 31, 2010 Perpetual 4% Consolidated Debenture Stock (GB) (I) [Member] CAD	Dec. 31, 2011 Total Long-term debt before perpetual consolidated debenture stock [Member] CAD	Dec. 31, 2010 Total Long-term debt before perpetual consolidated debenture stock [Member] CAD
Components of long-term debt
Maturity					Oct. 01, 2011		May 01, 2013		May 01, 2018		Jun. 01, 2018		May 01, 2019		Aug. 01, 2021		Jan. 01, 2022		Jan. 01, 2022		Mar. 01, 2023		Oct. 01, 2031		Mar. 01, 2033		May 01, 2037		Nov. 01, 2039		Jan. 01, 2042		Aug. 01, 2015		Mar. 01, 2024		Oct. 01, 2024		Dec. 01, 2024		Jan. 01, 2021		Dec. 01, 2026						Jan. 01, 2031
Maturity earliest																																											Oct. 2026		2014		2012
Maturity latest																																											Dec. 2026		2024		2026
Currency in which payable					US$		US$		US$		CDN$		US$		US$		CDN$		US$		US$		US$		US$		US$		CDN$		US$		CDN$		US$		CDN$		US$		US$		US$		US$		US$		CDN$		US$		GB£
Long-term debt and capital lease obligation current and non-current	$ 3,508	4,745	$ 3,234	4,315	0	250	0	103	279	273	373	373	355	345	254	248	125	0	250	0	354	347	356	348	246	249	450	440	400	400	248	0	116	128	120	121	186	194	63	63	102	103	141	0	2	4	285	287	3	3	31	30	6	6	4,708	4,279
Less: Long-term debt maturing within one year		50		282
Total Long-term debt		4,695		4,033